Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Amortization of identifiable assets	R$ 31,025
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	3,518,779	R$ 3,108,660
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	295,281	363,217
Capital (contributions)/reductions in associates	(14,406)	0	R$ 0
Share Of Profit (Loss) Of Associates And Joint Ventures	40,284	(43,926)
Dividends received from Associates And Joint Venture [Member]	(144,880)	(46,812)
Other changes in equity due to Investments in associates and joint ventures	(58,633)	170,766
Balance at end of period	3,635,314	3,518,779	3,108,660
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	3,518,779	3,108,660
Balance at end of period	3,635,314	3,518,779	3,108,660
Balance at beginning of period	3,518,779	3,108,660
Share Of Profit (Loss) Of Associates And Joint Ventures	40,284	(43,926)
Balance at end of period	3,635,314	3,518,779	3,108,660
Share of profit (loss) of associates and joint ventures accounted for using equity method	115,848	47,286	73,507
Decrease through Disposals of Investments Of Associates And Joint Venture	(1,111)	(33,126)
Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A. | Equity-accounted method
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	1,972,501	1,657,956
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	243,542	363,217
Capital (contributions)/reductions in associates	(14,406)
Share Of Profit (Loss) Of Associates And Joint Ventures	115,848	47,286
Dividends received from Associates And Joint Venture [Member]	(144,880)	(46,812)
Other changes in equity due to Investments in associates and joint ventures	(58,966)	(49,146)
Balance at end of period	2,113,639	1,972,501	1,657,956
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	1,972,501	1,657,956
Balance at end of period	2,113,639	1,972,501	1,657,956
Balance at beginning of period	1,972,501	1,657,956
Share Of Profit (Loss) Of Associates And Joint Ventures	115,848	47,286
Balance at end of period	2,113,639	1,972,501	1,657,956
Decrease through Disposals of Investments Of Associates And Joint Venture	R$ 0	R$ 0
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%	49.90%
NK112 Empreendimentos e Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%
Ável Participações Ltda. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%	35.00%
FMX Capital S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	36.00%
SVN S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%
Manchester Financial Group Participações S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.00%
Monte Bravo Holding JV S.A
Disclosure of associates [line items]
Proportion of ownership interest in associate	45.00%	45.00%
Blue3 S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	42.00%	42.00%
Nomos Partnership Ltda. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Kona Participações 2 S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	27.50%
Criteria Holding Investimento S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%
Center XP Holding S.A [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Inove Capital Partners Ltda. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	27.00%
XP FIP Managers | Measured at fair value
Investments In Subsidiaries, Joint Ventures And Associates Accounted For Using Equity Method [Roll Forward]
Balance at beginning of period	R$ 1,546,278	R$ 1,450,704
Increase Due To Acquisitions Of Associates And Joint Ventures Accounted For Using Equity Method	51,739	0
Capital (contributions)/reductions in associates	0
Share Of Profit (Loss) Of Associates And Joint Ventures	(75,564)	(91,212)
Dividends received from Associates And Joint Venture [Member]	0	0
Other changes in equity due to Investments in associates and joint ventures	333	219,912
Balance at end of period	1,521,675	1,546,278	1,450,704
Investments In Subsidiaries, Joint Ventures And Associated Measured At Fair Value [Roll Forward]
Balance at beginning of period	1,546,278	1,450,704
Balance at end of period	1,521,675	1,546,278	1,450,704
Balance at beginning of period	1,546,278	1,450,704
Share Of Profit (Loss) Of Associates And Joint Ventures	(75,564)	(91,212)
Balance at end of period	1,521,675	1,546,278	R$ 1,450,704
Decrease through Disposals of Investments Of Associates And Joint Venture	R$ (1,111)	R$ (33,126)